Interest rate hedge agreements (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Interest rate hedge agreements
Interest rate cash flow hedge gain (loss) expected to be reclassified to interest expense in next fiscal year	$ 19,100,000
Interest rate hedge agreements
Fair Values	(32,980,000)			(44,600,000)
Notional Amount in Effect	1,450,000,000	700,000,000	1,050,000,000
Base rate	one month LIBOR
Transaction Date December 2006, Interest Pay Rate 4.990%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	4.99%
Fair Values	(4,968,000)
Notional Amount in Effect	50,000,000	50,000,000	50,000,000
Base rate	one month LIBOR
Transaction Date October 2007, Interest Pay Rate 4.546%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	4.546%
Fair Values	(1,559,000)
Notional Amount in Effect	50,000,000
Base rate	one month LIBOR
Transaction Date October 2007, Interest Pay Rate 4.642%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	4.642%
Fair Values	(3,625,000)
Notional Amount in Effect	50,000,000		50,000,000
Base rate	one month LIBOR
Transaction Date October 2007, Interest Pay Rate 4.622%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	4.622%
Fair Values	(1,298,000)
Notional Amount in Effect	25,000,000		25,000,000
Base rate	one month LIBOR
Transaction Date October 2007, Interest Rate 4.625%.
Interest rate hedge agreements
Interest Pay Rate (as a percent)	4.625%
Fair Values	(1,299,000)
Notional Amount in Effect	25,000,000		25,000,000
Base rate	one month LIBOR
Transaction Date December 2006, Interest Pay Rate 5.015%.
Interest rate hedge agreements
Interest Pay Rate (as a percent)	5.015%
Fair Values	(7,494,000)
Notional Amount in Effect	75,000,000	75,000,000	75,000,000
Base rate	one month LIBOR
Transaction Date December 2006, Interest Pay Rate 5.023%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	5.023%
Fair Values	(7,507,000)
Notional Amount in Effect	75,000,000	75,000,000	75,000,000
Base rate	one month LIBOR
Transaction Date December 2006, Interest Pay Rate 5.015%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	5.015%
Fair Values	(3,879,000)
Notional Amount in Effect	100,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.480%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.48%
Fair Values	(76,000)
Notional Amount in Effect	250,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.480%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.48%
Fair Values	(75,000)
Notional Amount in Effect	250,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.480%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.48%
Fair Values	(38,000)
Notional Amount in Effect	125,000,000
Base rate	one month LIBOR
Transaction date December 2011, Interest Pay Rate 0.480%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.48%
Fair Values	(38,000)
Notional Amount in Effect	125,000,000
Base rate	one month LIBOR
Transaction date December 2011, Interest Pay Rate 0.495%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.495%
Fair Values	(57,000)
Notional Amount in Effect	125,000,000
Base rate	one month LIBOR
Transaction date December 2011, Interest Pay Rate 0.508%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.508%
Fair Values	(73,000)
Notional Amount in Effect	125,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.640%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.64%
Fair Values	(136,000)
Notional Amount in Effect			250,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.640%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.64%
Fair Values	(131,000)
Notional Amount in Effect			250,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.644%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.644%
Fair Values	(72,000)
Notional Amount in Effect			125,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.644%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.644%
Fair Values	(73,000)
Notional Amount in Effect			125,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.977%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.977%
Fair Values	(301,000)
Notional Amount in Effect		250,000,000
Base rate	one month LIBOR
Transaction date December 2011, interest pay rate 0.976%
Interest rate hedge agreements
Interest Pay Rate (as a percent)	0.976%
Fair Values	(281,000)
Notional Amount in Effect		$ 250,000,000
Base rate	one month LIBOR